Prepayments and Other Assets (Tables)	6 Months Ended
Dec. 31, 2024
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
	Consolidated
	December 2024	June 2024
	$	$
Current assets
Prepaid Expenses	33,088	33,088
Advance for equipment	19,838	19,838
Prepayment*	1,207,683	42,774
Advance payments to vendors for supply of raw materials	31,773	—
Other deposits**	295,139	—
	1,587,521	95,700
*	Prepayment majorly consist of D&O insurance
**	Other deposits consist of the deposit paid to Asiana Trading corporation